Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions

Such related party transactions were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
	$	$	$
Revenues(1)	71,905	64,166	62,233
Vessel operating expenses(2)	(39,820)	(44,024)	(38,760)
General and administrative(3)(4)	(29,528)	(21,184)	(26,660)
Interest income(5)	1,217	—	—
Interest expense(6)	(450)	(392)	(316)
Realized and unrealized loss on derivative instruments(7)	—	—	(12,186)
Other expense(8)	(319)	(657)	(812)
Net income from related party transactions from discontinued operations (9)	19,255	59,872	106,483

(1)	Includes revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(2)	Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $34.9 million for the year ended December 31, 2013, have been presented as vessel operating expenses (see note 1). The amounts reclassified from general and administrative to vessel operating expenses in the comparative periods to conform to the presentation adopted in the current periods were $38.7 million and $33.5 million for the years ended December 31, 2012 and 2011, respectively.
(3)	Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Includes a $1.0 million and $1.7 million success fee to Teekay Corporation for assistance with the acquisition of the 2010-built HiLoad Dynamic Positioning unit from Remora AS during the year ended December 31, 2013 and the acquisition of the 2007-built Piranema Spirit from Sevan Marine ASA during the year ended December 31, 2011, respectively.
(5)	Includes interest income related to the interest received from Teekay Corporation on the $150 million prepayment for the Voyageur Spirit. The Partnership received interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds to Teekay Corporation from February 26, 2013 until the Partnership acquired the FPSO unit on May 2, 2013.
(6)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation for 2011 through 2013 and interest allocated from Teekay Corporation as a result of the Dropdown Predecessor during the year ended December 31, 2011.
(7)	Realized and unrealized losses on interest rate swaps allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(8)	Unrealized loss from the change in fair value of the Partnership’s contingent consideration liability relating to the acquisition of the Scott Spirit (see note 3a).
(9)	Related party transactions relating to seven conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fee described above; crew training fees charged by Teekay Corporation accounted for as vessel operating expenses; and commercial, technical, strategic and business development management fees charged by Teekay Corporation.